UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23792

First Trust Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust Capital Management

FIRST TRUST PRIVATE CREDIT FUND

Class A Shares – FTCAX

Class I Shares – FTPCX

Semi-Annual Report

September 30, 2025

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Credit Fund
This report and the Consolidated Financial Statements contained herein are provided for the general information of the shareholders of the First Trust Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES – 16.0%
5,000,0001	Arts SPV S.r.l. 10.564% (3-Month Euribor+855 basis points), 11/30/20412,3,4,5	$5,870,099
3,036,3861	Banco Santander, S.A. Series 2024-1 CLN, 11.029% (3-Month Euribor+900 basis points), 6/20/20302,3,4,5	3,627,052
1,135,3241	Series Syntotta 5, 10.034% (3-Month Euribor+800 basis points), 12/27/20432,3,4,5	1,356,178
877,866	BNP Paribas – Broadway Series 1, Class JNR, 12.358% (1-Month Term SOFR+800 basis points), 4/12/20312,4,5,6	884,450
2,323,221	Deutsche Bank AG Series 2021-1X, Class CLN, 12.977% (3-Month Term SOFR+876 basis points), 2/21/20292,4,5,6	2,764,633
2,000,0001	Series 2025-1X, Class CLN, 11.439% (3-Month Euribor+950 basis points), 10/25/20352,3,5,6	2,356,093
5,000,000	Granville Ltd. Series 25-1X, 10.630% (1-Month Term SOFR+650 basis points), 2/15/20302,4,5	5,000,000
8,288,0001	Gregory SPV S.R.L. Series 32XC, 9.764% (3-Month Euribor+775 basis points), 12/30/20452,3,4,5	9,735,822
1,854,7231	Landesbank Baden-Wuerttemberg Series LION-5 MEZ, 11.016% (3-Month Euribor+900 basis points), 7/31/20342,3,4,5	2,162,392
3,751,4891	Series LION-6 SNR, 9.666% (3-Month Euribor+765 basis points), 10/30/20362,3,4,5	4,438,587
	Lloyds Bank PLC
2,500,0001	8.467% (SONIA+450 basis points), 12/16/20302,3,4,5	3,366,326
2,990,9971	11.318% (SONIA+735 basis points), 12/16/20302,3,4,5	4,031,571
2,533,199	Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.680% (2-Month Term SOFR+950 basis points), 7/28/20322,4,5	2,590,196
5,200,0001	PYMES Magdalena Series 12, Class NOTE, 9.029% (3-Month Euribor+700 basis points),12/31/20392,3,4,5,6	6,104,719
2,128,7991	Series 11, Class NOTE, 8.471% (3-Month Euribor+650 basis points), 7/4/20542,3,4,5,6	2,493,079
15,113,8901	Santander Consumer Finance, S.A. Series 2024-1, 8.716% (3-Month STIBOR+665 basis points), 12/25/20342,3,4,5	1,601,484
33,128,000	8.617% (3-Month CIBOR+665 basis points), 6/25/20355	5,228,494
1,801,1611	Santander UK PLC Series 2024-2 F, 14.950% (SONIA+1,000 basis points), 5/22/20342,3,4,5	2,463,952

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES (Continued)
3,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.090% (1-Month Term SOFR+975 basis points), 5/25/20332,4,5,6	$3,032,070
1,151,622	U.S. Bancorp Series 2025-SUP1, Class R, 11.856% (30-Day SOFR Average+750 basis points), 2/25/20322,5,6,7	1,175,806
	TOTAL ASSET-BACKED SECURITIES (Cost $66,003,674)	70,283,003
	BANK LOANS – 29.9%
	Accordian Partners, LLC
86,957	1.000%, Delay Draw, 11/17/20315,8	13,670
576,812	9.252%, Term Loan (3-Month Term SOFR+525 basis points), 11/17/20312,5	575,196
	Accuray, Inc.
500,000	1.000%, Delay Draw, 6/4/20305,8	(103)
3,042,000	8.700% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/4/20302,5,9	2,364,343
4,996,671	American Beacon Partners 11.061%, Term Loan (3-Month Term SOFR+650 basis points), 4/30/20272	4,397,071
2,000,000	C3 Rentals, LLC 12.354%, Term Loan, 4/22/20275,10	2,020,000
1,961,492	Cardinal Parent, Inc. 8.949%, Term Loan (3-Month Term SOFR+450 basis points), 11/12/20272,6	1,951,891
9,000,000	Catalyst Brands, LLC 12.405%, Term Loan, 9/16/20305	8,910,000
	CB Buyer, Inc.
394,750	0.500%, Revolver, 7/1/20315,8	(395)
677,195	1.000%, Delay Draw, 7/1/20315,8	41,837
3,890,737	9.252%, Term Loan, 7/1/20315	3,886,846
363,279	CIRE Alto OpCo, LLC 24.090%, Term Loan, 10/31/20255,10	363,279
3,980,000	Connect America.com, LLC 9.796%, Term Loan, 12/31/20285,10	3,900,400
975,000	CPC/Cirtec Holdings, Inc. 9.316%, Term Loan, 1/30/20295	968,175
410,256	Craftmark Bakery Holdings, LLC 0.500%, Revolver, 5/6/20315,8	—
717,949	9.558%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/20315,11	68,427
2,871,795	9.558%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/20315	2,809,175

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
2,032,961	DCERT Buyer, Inc. 11.163% (1-Month Term SOFR+700 basis points), 2/24/20292	$1,855,077
	Dentive, LLC
136,672	7.296%, Cash, 6.250% PIK, Delay Draw (1-Month Term SOFR+300 basis points), 12/23/20285	131,137
274,407	10.752%, Term Loan (3-Month Term SOFR+675 basis points), 12/23/20285	263,294
2,987,625	1.000%, Delay Draw, 12/26/20285,11	1,497,126
5,000,000	Dorel Industries, Inc 7.940%, Term Loan (30-Day SOFR Average+360 basis points), 9/28/20302,5	4,768,981
5,000,000	Family Dollar Stores, LLC 10.815%, Term Loan (30-Day SOFR Average+650 basis points), 7/3/20282,5	5,000,000
	Fenix Topco, LLC
332,043	1.000%, Delay Draw,5,8	—
58,617	11.050%, Delay Draw, 4/2/20275,10,11	48,196
845,690	13.800%, Term Loan, 3/28/20295,10	809,325
	Fertility (ITC) Buyer, Inc.
1,321,945	9.692%, Term Loan (6-Month Term SOFR+600 basis points), 1/3/20292,5	1,321,945
1,583,507	9.872%, Delay Draw (1-Month Term SOFR+600 basis points), 1/3/20295,11	1,167,849
488,608	Florida Food Products, LLC 9.590%, Term Loan (3-Month Term SOFR+500 basis points), 10/18/20282,6	338,972
535,604	Fortna Group, Inc. 10.080%, Term Loan (6-Month Term SOFR+550 basis points), 6/1/20292,6	445,622
1,476,562	HS Purchaser LLC 8.280%, Term Loan (3-Month Term SOFR+400 basis points), 11/30/20262,6	1,399,877
	IDC Infusion Services, Inc.
528,961	10.372%, Delay Draw (1-Month Term SOFR+650 basis points), 7/7/20285,11	466,089
1,438,182	10.502%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/20282,5	1,443,791
3,465,000	10.502%, Term Loan (3-Month Term SOFR+650 basis points), 7/7/20282,5	3,441,091
4,232,836	Ipsen Group Holding GmbH 7.663% Cash, 7.250% PIK, Term Loan, 7/31/20295,9,10	4,086,804

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
1,099,111	Ivanti Software, Inc. 8.793%, Cash, 9.050% PIK, Term Loan (3-Month Term SOFR+425 basis points), 12/1/20272,6,9	$916,384
79,372	IvantiNewCo 10.051%, Term Loan (1-Month Term SOFR+575 basis points), 6/1/2029	81,803
461,384	KL Charlie Acquisition Company 9.763%, Delay Draw (1-Month Term SOFR+560 basis points), 12/20/20262,5	461,384
349,554	9.763%, Term Loan (1-Month Term SOFR+560 basis points), 12/20/20262,5	349,554
1,980,000	Leonard Valve Company, LLC 9.502%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/20272,5	1,980,000
814,953	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20265,10	814,953
264,667	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 10.000% PIK, Bridge, 10/30/20265,10	264,667
1,057,498	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 10.000% PIK, 12/30/20265,10	1,057,498
75,729	Litigation Trust Other Claims 0.000%, Bridge, 10/30/20265	75,729
375,000	Medical Technology Solutions, LLC 0.500%, Revolver, 6/3/20325,8	—
1,250,000	1.000%, Delay Draw, 6/3/20325,8	—
2,375,000	9.583%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/20322,5	2,332,812
169,271	Minds + Assembly, LLC 0.500%, Revolver, 10/28/20265,8	—
3,065,326	10.049%, Term Loan, 10/28/20265,10	3,053,064
489,437	Monroe Capital Corp. 9.252%, Delay Draw (1-Month Term SOFR+525 basis points), 12/20/20285	489,437
487,500	9.549%, Term Loan, 12/20/20285	487,500
5,000,000	Nephorn Pharmaceuticals Corp. 13.498%, Term Loan, 1/31/20285,10	4,975,000
1,972,267	Neptune Bidco US, Inc. 9.179%, Term Loan (3-Month Term SOFR+475 basis points), 10/11/20282	1,881,049
1,959,912	9.429%, Term Loan (3-Month Term SOFR+500 basis points), 4/11/20292,6	1,870,746
3,575,814	14.179%, Term Loan, 10/11/2029	3,557,935

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
2,101,765	NMA Holdings, LLC 9.026%, Term Loan, 1/2/20285,10	$2,095,459
529,169	9.026%, Delay Draw, 7/7/20285,10,11	95,229
352,941	0.500%, Revolver, 12/18/20305,8	—
1,543,830	Orthopaedic (ITC) Buyer, LLC 10.896%, Term Loan, 7/31/20285	1,543,830
964,379	PhyNet Dermatology, LLC 10.825%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/20292,5	945,091
481,241	10.825%, Term Loan (3-Month Term SOFR+650 basis points), 10/20/20292,5	471,617
517,241	11.493%, Delay Draw, 10/20/20295,8	(10,345)
1,015,124	11.493%, Delay Draw, 10/20/20295,8	(20,302)
3,955,553	Progress Lighting, LLC 14.325%, Term Loan, 9/18/20295,10	3,854,686
2,767,183	Project Leopard Holdings, Inc. 9.658%, Term Loan (3-Month Term SOFR+525 basis points), 7/20/20292,6	2,503,719
	Riccobene Associates
1,313,484	9.316%, Term Loan, 11/12/20275,10	1,299,036
540,582	8.900%, Delay Draw, 1/10/20285,10	119,209
135,318	0.500%, Revolver, 10/31/20305,8	—
4,000,000	Riskonnect Parent, LLC 0.500%, Delay Draw, 12/7/20288	(30,000)
965,311	8.622%, Term Loan (6-Month Term SOFR+475 basis points), 12/7/20282	962,898
409,869	Royal Palm Equity Partners I LP 0.000%, Cash, 3.000% PIK, Delay Draw, 10/24/20335,9,11	47,020
642,099	11.319%, Cash, 11.300% PIK, Term Loan (3-Month Term SOFR+700 basis points), 10/24/20332,5,9	639,210
52,861	Royal Palm Equity Partners II LP 0.000%, Cash, 12.319% PIK, Term Loan (3-Month Term SOFR+800 basis points), 10/24/20282,5,9	52,559
84,778	0.000%, Cash, 3.000% PIK, Term Loan, 10/24/20335,9	84,397
5,599,387	Russell Investments U.S. Institutional Holdco, Inc. 9.280%, Cash, 1.500% PIK, Term Loan (3-Month Term SOFR+500 basis points), 5/28/20272,6,9	5,390,418
432,836	Sepro Holdings, LLC 1.000%, Delay Draw, 7/26/20305,8	(5,324)
2,999,552	9.413%, Term Loan (1-Month Term SOFR+525 basis points), 7/26/20305	2,962,658
7,727,344	Shryne Group, Inc. 16.000% Cash, 1.000% PIK, Term Loan, 5/26/20265,9,10	7,727,344

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
419,143	South Florida ENT Associates 9.352%, Delay Draw (1-Month Term SOFR+525 basis points), 12/31/20255,11	$338,822
765,798	9.673%, Term Loan, 12/31/20255	764,343
	Summit Spine & Joint Centers
829,187	1.000%, Delay Draw, 3/18/20285,8	—
414,594	9.077%, Revolver, 3/18/20285,10	23,217
2,742,438	9.077%, Term Loan, 3/18/20285,10	2,731,468
3,805,172	Synamedia Americas Holdings, Inc. 12.062%, Term Loan, 12/5/20285	3,800,606
15,409	Tank Holding Corp. 1.000%, Revolver, 3/31/20288	(1,223)
1,851,506	9.913%, Term Loan (1-Month Term SOFR+575 basis points), 3/31/20282	1,760,783
682,500	10.163%, Term Loan (1-Month Term SOFR+600 basis points), 5/11/20292	647,737
295,847	10.263%, Delay Draw (1-Month Term SOFR+600 basis points), 5/11/202911	280,778
214,991	Taoglas Group Holdings Limited 11.240%, Revolver (1-Month Term SOFR+725 basis points), 2/28/20295,11	194,233
765,384	11.252%, Term Loan (3-Month Term SOFR+725 basis points), 2/28/20292,5	732,855
2,462,500	USN OPCO, LLC 10.177%, Term Loan, 12/21/20265	2,462,500
1,497,051	West Side Holdco, LLC 13.354%, Term Loan, 9/3/20275,10	1,556,933
	TOTAL BANK LOANS (Cost $131,658,538)	131,425,964

Number of Shares
	CLOSED-END FUNDS – 0.4%
124,379	Palmer Square Capital BDC, Inc.12	1,526,130
	TOTAL CLOSED-END FUNDS (Cost $2,040,862)	1,526,130

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS – 29.4%
	720 East CLO Ltd.
250,000	Series 2023-2A, Class ER, 6.675% (3-Month Term SOFR+550 basis points), 10/15/20382,6,7	$250,000
750,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/20382,6,7	750,000
1,250,000	ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 11.825% (3-Month Term SOFR+750 basis points), 7/20/20372,6,7	1,271,506
250,000	AIMCO CLO Ltd. Series 2019-10A, Class ERR, 9.982% (3-Month Term SOFR+565 basis points), 7/22/20372,6,7	255,068
500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 6.575% (3-Month Term SOFR+225 basis points), 7/20/20312,6,7	501,226
	Apidos CLO Ltd.
1,000,000	Series 2015-23A, Class DRR, 6.918% (3-Month Term SOFR+260 basis points), 4/15/20332,6,7	994,076
350,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/20382,6,7	352,787
2,000,000	Arini U.S. CLO Ltd. Series 1A, Class D, 8.326% (3-Month Term SOFR+400 basis points), 4/15/20382,6,7,11	1,017,491
	Bain Capital Credit CLO Ltd.
750,000	Series 2018-2A, Class DR, 7.275% (3-Month Term SOFR+295 basis points), 7/19/20312,6,7	753,441
1,000,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/20382,6,7	1,005,750
	Ballyrock CLO Ltd.
1,000,000	Series 2019-2A, Class C1R3, 7.629% (3-Month Term SOFR+270 basis points), 10/25/20382,6,7	1,000,000
250,000	Series 2019-2A, Class C2R3, 7.629% (3-Month Term SOFR+395 basis points), 10/25/20382,6,7	250,000
500,000	Battalion CLO Ltd. Series 2020-15A, Class BR, 5.822% (3-Month Term SOFR+150 basis points), 1/17/20332,6,7	500,063
	Benefit Street Partners CLO Ltd.
500,000	Series 2021-23A, Class ER, 9.568% (3-Month Term SOFR+525 basis points), 4/25/20342,6,7	502,832
1,000,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/20382,6,7	1,002,717
500,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.618% (3-Month Term SOFR+330 basis points), 4/15/20352,6,7	501,252

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Bryant Park Funding Ltd.
500,000	Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/20382,6,7	$510,403
500,000	Series 2025-27A, Class D3, 8.504% (3-Month Term SOFR+430 basis points), 7/20/20382,6,7	499,756
500,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/20382,6,7	500,000
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA, Class C, 7.273% (3-Month Term SOFR+306 basis points), 5/15/20312,6,7	1,005,533
	Cedar Funding CLO Ltd.
500,000	Series 2016-6A, Class DRR, 7.897% (3-Month Term SOFR+357 basis points), 4/20/20342,6,7	501,291
500,000	Series 2014-4A, Class DR3, 7.619% (3-Month Term SOFR+330 basis points), 1/23/20382,6,7	510,014
500,000	Series 2023-17A, Class ER, 10.825% (3-Month Term SOFR+650 basis points), 7/20/20382,6,7	505,137
	CIFC Funding Ltd.
500,000	Series 2017-4A, Class D, 10.680% (3-Month Term SOFR+636 basis points), 10/24/20302,6,7	501,096
500,000	Series 2013-3RA, Class D, 10.480% (3-Month Term SOFR+616 basis points), 4/24/20312,6,7	499,294
500,000	Series 2018-2A, Class D1R, 7.375% (3-Month Term SOFR+305 basis points), 10/20/20372,6,7	500,656
	Dryden CLO Ltd.
1,000,000	Series 2018-55A, Class D, 7.429% (3-Month Term SOFR+311 basis points), 4/15/20312,6,7	1,000,297
1,000,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/20382,6,7	999,973
	Dryden Senior Loan Fund
500,000	Series 2013-30A, Class DR, 7.073% (3-Month Term SOFR+286 basis points), 11/15/20282,6,7	502,865
750,000	Series 2017-54A, Class D, 7.687% (3-Month Term SOFR+336 basis points), 10/19/20292,6,7	753,011
500,000	Series 2016-45A, Class DRR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/20302,6,7	503,000
	Eaton Vance CLO Ltd.
500,000	Series 2015-1A, Class DR, 7.087% (3-Month Term SOFR+276 basis points), 1/20/20302,6,7	502,006
1,000,000	Series 2013-1A, Class AR4, 5.623% (3-Month Term SOFR+134 basis points), 10/15/20382,6,7	1,004,622
500,000	Series 2013-1A, Class D1R4, 7.283% (3-Month Term SOFR+300 basis points), 10/15/20382,6,7	505,713

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Elevation CLO Ltd.
234,592	Series 2018-10A, Class AR, 5.245% (3-Month Term SOFR+92 basis points), 10/20/20312,6,7	$234,864
1,000,000	Series 2022-6A, Class D1R2, 6.611% (3-Month Term SOFR+270 basis points), 10/17/20382,6,7	1,000,000
500,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/20382,6,7	500,000
	Elmwood CLO Ltd.
500,000	Series 2021-3A, Class AR2, 5.558% (3-Month Term SOFR+130 basis points), 7/20/20382,6,7	502,598
500,000	Series 2022-1A, Class ER, 9.779% (3-Month Term SOFR+550 basis points), 10/20/20382,6,7	504,941
	Empower CLO Ltd.
1,000,000	Series 2025-1A, Class D1, 7.277% (3-Month Term SOFR+295 basis points), 7/20/20382,6,7	1,008,565
1,000,000	Series 2023-2A, Class AR, 5.610% (3-Month Term SOFR+132 basis points), 10/15/20382,6,7	1,005,361
1,000,000	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 12.318% (3-Month Term SOFR+800 basis points), 10/15/20362,6,7	1,022,478
	Galaxy CLO Ltd.
500,000	Series 2018-26A, Class E, 10.315% (3-Month Term SOFR+611 basis points), 11/22/20312,6,7	502,502
500,000	Series 2017-24A, Class AR, 5.858% (3-Month Term SOFR+154 basis points), 4/15/20372,6,7	501,784
	Invesco U.S. CLO Ltd.
250,000	Series 2023-2A, Class ER, 12.205% (3-Month Term SOFR+788 basis points), 4/21/20382,6,7	257,655
250,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/20382,6,7	252,223
500,000	KKR CLO Ltd. Series 18, Class A1R2, 5.191% (3-Month Term SOFR+105 basis points), 10/18/20352,6,7	500,343
1,000,000	Magnetite CLO Ltd. Series 2020-26A, Class D1R2, 6.091% (3-Month Term SOFR+250 basis points), 1/25/20382,6,7	1,001,990
1,250,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.138% (3-Month Term SOFR+782 basis points), 10/15/20362,6,7	1,283,860
3,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 14.533%, 4/18/20366,7,10,13	1,868,708
500,000	Menlo CLO Ltd. Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/20382,6,7	500,000

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Morgan Stanley Eaton Vance CLO Ltd.
500,000	Series 2022-18A, Class D1R, 7.425% (3-Month Term SOFR+310 basis points), 10/20/20372,6,7	$499,463
500,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/20372,6,7	505,600
500,000	Series 2023-19A, Class D1R, 7.318% (3-Month Term SOFR+300 basis points), 7/15/20382,6,7	505,860
500,000	Series 2023-19A, Class D2R, 8.818% (3-Month Term SOFR+450 basis points), 7/15/20382,6,7	500,830
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 19.856%, 1/22/20336,7,10,12,13	1,025,623
	Neuberger Berman CLO Ltd.
500,000	Series 2016-22A, Class ER2, 11.152% (3-Month Term SOFR+683 basis points), 4/15/20382,6,7	512,091
1,000,000	Series 2017-16SA, Class D1R2, 7.018% (3-Month Term SOFR+270 basis points), 4/15/20392,6,7	1,008,187
	Neuberger Berman Loan Advisers CLO Ltd.
500,000	Series 2018-28A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 10/20/20382,6,7	501,845
7,200,000	Series 2025-60X, Class SUB, 13.507%, 4/22/20396,7,10,11,13	1,393,214
3,900,000	Series 2025-61X, Class SUB, 14.465%, 7/17/20396,7,10,13	3,432,525
3,933,000	Series 2025-62A, Class SUB, 0.000%, 10/17/20396,7,10,13	3,480,705
	New Mountain CLO Ltd.
1,000,000	Series CLO-6A, Class D1, 7.418% (3-Month Term SOFR+310 basis points), 10/15/20372,6,7	1,003,692
500,000	Series CLO-1A, Class DRR, 7.168% (3-Month Term SOFR+285 basis points), 1/15/20382,6,7	504,172
	Newark BSL CLO Ltd.
500,000	Series 2017-1A, Class CR, 7.730% (3-Month Term SOFR+341 basis points), 7/25/20302,6,7	501,221
500,000	Series 2017-1A, Class D, 10.880% (3-Month Term SOFR+656 basis points), 7/25/20302,6,7	501,955
	Oaktree CLO Ltd.
500,000	Series 2022-1A, Class ER, 10.345% (3-Month Term SOFR+600 basis points), 7/15/20382,6,7	498,037
500,000	Series 2023-2A, Class D2R, 8.725% (3-Month Term SOFR+440 basis points), 7/20/20382,6,7	504,788
500,000	Octagon Investment Partners Ltd. Series 2013-1A, Class DR2, 7.080% (3-Month Term SOFR+276 basis points), 1/25/20312,6,7	502,023
500,000	OHA Credit Partners XII Ltd. Series 2015-12A, Class ER2, 10.569% (3-Month Term SOFR+625 basis points), 4/23/20372,6,7	508,544

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	OZLM Ltd.
500,000	Series 2018-22A, Class C, 7.234% (3-Month Term SOFR+291 basis points), 1/17/20312,6,7	$502,684
500,000	Series 2018-20A, Class C, 7.537% (3-Month Term SOFR+321 basis points), 4/20/20312,6,7	502,051
	Palmer Square European Loan Funding
600,0001	Series 2023-1X, Class SUB, 0.000%, 11/15/20323,6,7,10,12,13	—
900,0001	Series 2023-2X, Class SUB, 15.000%, 1/15/20333,6,10,12,13	872,285
1,000,0001	Series 2023-3X, Class SUB, 15.000%, 5/15/20333,6,10,12,13	943,475
2,500,0001	Series 2024-1X, Class SUB, 15.000%, 8/15/20333,6,10,12,13	2,209,627
4,000,0001	Series 2024-2X, Class SUB, 15.000%, 5/15/20343,6,10,12,13	3,864,954
2,000,0001	Series 2024-3X, Class SUB, 15.000%, 5/15/20343,6,7,10,12,13	2,144,158
1,000,0001	Series 2025-1X, Class SUB, 11.652%, 10/15/20343,6,10,12,13	1,173,984
2,000,0001	Series 2025-2X, Class SUB, 6.693%, 2/15/20353,6,10,12,13	2,350,985
1,250,0001	Series 2025-3X, Class SUB, 0.000%, 7/15/20353,6,10,12,13	1,467,481
1,450,0001	Series 2023-2X, Class SUB, 15.000%, 10/15/20363,6,10,12,13	1,076,956
2,000,0001	Series 2024-1X, Class SUB, 15.000%, 5/15/20373,6,10,12,13	2,006,093
2,825,0001	Series 2024-2X, Class SUB, 15.000%, 10/15/20373,6,10,12,13	3,069,304
500,0001	Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/20382,3,6,12	571,096
1,050,0001	Series 2023-1X, Class SUB, 15.000%, 1/15/20383,6,10,12,13	874,672
475,0001	Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/20382,3,6,12	545,904
1,500,0001	Series 2025-2X, Class SUB, 12.136%, 7/15/20383,6,10,12,13	1,685,831
1,250,0001	Series 2025-1X, Class SUB, 16.500%, 10/15/20393,6,10,12,13	1,298,317
	Palmer Square Loan Funding Ltd.
825,000	Series 2023-1A, Class SUB, 0.000%, 7/20/20316,7,10,12,13	—
450,000	Series 2022-4A, Class SUB, 12.500%, 7/24/20316,7,10,12,13	333,376
500,000	Series 2023-2A, Class SUB, 15.000%, 1/25/20326,7,10,12,13	401,217
3,000,000	Series 2024-3A, Class SUB, 14.500%, 8/8/20326,7,10,12,13	2,382,005
250,000	Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/20322,6,7,12	241,237
2,510,000	Series 2024-1A, Class SUB, 15.000%, 10/15/20326,7,10,12,13	1,906,383
3,000,000	Series 2024-2A, Class SUB, 15.000%, 1/15/20336,7,10,12,13	2,532,710
4,150,000	Series 2025-1A, Class SUB, 12.395%, 2/15/20336,7,10,12,13	3,672,532
2,625,000	Series 2025-2A, Class SUB, 8.090%, 7/15/20336,7,10,12,13	2,634,452
500,000	Series 2023-3A, Class SUB, 10.916%, 1/20/20376,7,10,12,13	473,320
1,540,000	Series 2024-1A, Class SUB, 15.000%, 4/15/20376,7,10,12,13	1,243,008
3,000,000	Series 2024-2A, Class SUB, 15.000%, 7/20/20376,7,10,12,13	2,417,851
2,000,000	Series 2024-3A, Class SUB, 16.500%, 7/20/20376,7,10,12,13	1,712,431
1,250,000	Series 2023-4A, Class SUB, 15.000%, 10/20/20376,7,10,12,13	1,190,140
3,000,000	Series 2024-4A, Class SUB, 15.000%, 1/15/20386,7,10,12,13	2,719,994

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
2,250,000	Series 2025-1A, Class SUB, 14.500%, 4/20/20386,7,10,12,13	$2,244,882
500,000	Series 2023-2A, Class SUB, 15.000%, 7/20/20386,7,10,12,13	406,175
2,000,000	Series 2025-2A, Class SUB, 11.665%, 7/20/20386,7,10,12,13	2,029,523
1,000,000	Series 2025-3A, Class SUB, 13.089%, 7/20/20386,7,10,12,13	1,011,050
1,500,000	Series 2025-4A, Class SUB, 13.035%, 10/20/20386,7,10,12,13	1,500,000
500,000	Post CLO Ltd. Series 2024-1A, Class E, 11.125% (3-Month Term SOFR+680 basis points), 4/20/20372,6,7	506,867
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/20402,6,7	1,005,201
	Regatta Funding Ltd.
1,000,000	Series 2016-1A, Class A1R3, 5.050% (3-Month Term SOFR+107 basis points), 6/20/20342,6,7	1,000,000
500,000	Series 2016-1A, Class A1R2, 5.415% (3-Month Term SOFR+141 basis points), 6/20/20342,6,7	500,000
500,000	Series 2021-3A, Class D1R, 7.418% (3-Month Term SOFR+310 basis points), 10/15/20372,6,7	504,142
1,000,000	Series 2025-5A, Class D1, 7.085% (3-Month Term SOFR+280 basis points), 10/15/20382,6,7	1,000,000
1,000,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.841% (3-Month Term SOFR+351 basis points), 1/18/20342,6,7	998,250
500,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.829% (3-Month Term SOFR+651 basis points), 10/15/20292,6,7	504,941
500,000	Sculptor CLO Ltd. Series 29A, Class D2R, 8.837% (3-Month Term SOFR+435 basis points), 7/22/20382,6,7	502,326
600,000	Shackleton CLO Ltd. Series 2019-14A, Class ERR, 10.225% (3-Month Term SOFR+590 basis points), 7/20/20342,6,7	602,122
500,000	Signal Peak CLO Ltd. Series 2017-4A, Class BR2, 5.808% (3-Month Term SOFR+165 basis points), 10/26/20342,6,7	500,000
	Silver Point CLO Ltd.
1,000,000	Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/20382,6,7	1,006,145
500,000	Series 2025-12A, Class A1, 5.312% (3-Month Term SOFR+131 basis points), 10/15/20382,6,7	500,000
750,000	Trestles CLO Ltd. Series 2023-6A, Class A1R, 5.498% (3-Month Term SOFR+118 basis points), 4/25/20382,6,7	752,060

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Trinitas CLO Ltd.
250,000	Series 2021-15A, Class E, 12.044% (3-Month Term SOFR+771 basis points), 4/24/20342,6,7	$246,875
1,000,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/20382,6,7	1,019,931
500,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/20382,6,7	510,223
380,116	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.310% (3-Month Term SOFR+100 basis points), 7/30/20322,6,7	379,241
500,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.175% (3-Month Term SOFR+285 basis points), 7/20/20322,6,7	501,374
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 7.914% (3-Month Term SOFR+359 basis points), 4/17/20302,6,7	502,505
500,000	Series 2013-1A, Class CR, 7.529% (3-Month Term SOFR+321 basis points), 10/15/20302,6,7	501,387
250,000	Series 2018-2A, Class D, 7.329% (3-Month Term SOFR+301 basis points), 7/15/20312,6,7	250,948
500,000	Series 2015-3A, Class CR4, 7.225% (3-Month Term SOFR+290 basis points), 10/20/20312,6,7	500,000
500,000	Series 2019-2A, Class D, 8.287% (3-Month Term SOFR+396 basis points), 7/20/20322,6,7	501,535
1,000,000	Series 2017-3A, Class CRR, 7.425% (3-Month Term SOFR+310 basis points), 4/20/20342,6,7	1,002,562
500,000	Series 2022-4A, Class ER, 11.025% (3-Month Term SOFR+670 basis points), 4/20/20372,6,7	506,027
500,000	Series 2019-1A, Class D1RR, 7.368% (3-Month Term SOFR+305 basis points), 10/15/20372,6,7	503,096
500,000	Series 2020-3A, Class ARR, 5.575% (3-Month Term SOFR+125 basis points), 1/20/20382,6,7	501,724
500,000	Series 2020-3A, Class D1RR, 7.025% (3-Month Term SOFR+270 basis points), 1/20/20382,6,7	504,185
500,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 8.225% (3-Month Term SOFR+390 basis points), 4/20/20362,6,7	501,407
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $131,606,917)	129,078,340

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES – 19.8%
	INVESTMENT PARTNERSHIPS – 11.0%
N/A14	Acer Tree Credit Opportunities Partners LP5	$8,147,720
N/A14	Arbour Lane Credit Opportunity Fund IV LP15	1,696,335
N/A14	BCP Special Opportunities Offshore Feeder III LP15	869,095
N/A14	DSC Meridian Credit Opportunities Onshore Fund LP5	9,403,889
2,818,223	IFRG Investor III LP5	167,092
N/A14	Linden Investors LP5	8,971,499
N/A14	Old Orchard Credit Fund LP5	7,006,778
N/A14	Proterra Credit Fund 3 LP15	2,004,363
N/A14	Seer Capital Regulatory Capital Relief Fund LP15	4,147,859
N/A14	TCW Rescue Financing II LP15	3,295,223
N/A14	Whitehawk IV-Plus Onshore Fund LP15	2,673,064
		48,382,917
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 4.9%
556,389	Audax Private Credit Fund, LLC15	13,989,288
12,000,000	TCW Direct Lending VIII, LLC15	7,519,364
		21,508,652
Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS – 3.9%
500,000	Antares Loan Funding I Ltd. 2/17/203215	558,585
1,500,000	Ares Capital Corp. Series 2023-1, 7/11/20335	772,284
3,802,910	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/20355	2,508,684
2,500,000	GPG Loan Funding, LLC 4/29/203415	1,403,413
1,500,000	KCLF Note Issuer I SPV, LLC 12/28/203315	1,558,417
4,358,982	MCF CLO 12, LLC 2/24/20285	4,858,085
7,000,000	NXT Capital CLO, LLC Series 2026-1, 0.000%, 6/24/20285,11,13	3,308,800
2,000,000	Silver Point Loan Funding, LLC 10/20/203315	1,896,074
		16,864,342
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $83,882,096)	86,755,911

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS – 0.1%
585,706	Accuray, Inc., Expiration Date: December 31, 2028*,5	$624,357
	TOTAL WARRANTS (Cost $567,928)	624,357
	SHORT-TERM INVESTMENTS – 11.4%
1,420,000	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 3.98%16,17	1,420,000
48,848,859	UMB Bank, Money Market Special II Deposit Investment, 3.94%17	48,848,859
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,268,859)	50,268,859
	TOTAL INVESTMENTS – 107.0% (Cost $466,028,874)	469,962,564
	Liabilities in Excess of Other Assets – (7.0)%	(30,752,695)
	TOTAL NET ASSETS – 100.0%	$439,209,869
CIBOR – Copenhagen Interbank Offered Rate
Euribor – Euro Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
* Non-income producing security.
1 Principal Amount denoted in local currency.
2 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
3 Foreign security denominated in U.S. Dollars.
4 All or a portion of this investment is a holding of FTPCF Cayman Sub1 Ltd.
5 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
6 Callable.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $106,243,182, which represents 24.19% of the total net assets of the Fund.
8 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
10 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
11 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.
12 Affiliated company.
13 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund’s portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO’s assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.
14 Investment does not issue shares.
15 Investment valued using net asset value per share as practical expedient.

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

16 All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $1,420,000, which represents 0.32% of the total net assets of the Fund.
17 The rate is the annualized seven-day yield at period end.
Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Acer Tree Credit Opportunities Partners LP1	Quarterly2	45 Days	$8,000,000	$8,147,720	1/31/2025
Arbour Lane Credit Opportunity Fund IV (B), L.P.1	Not permitted	N/A	1,720,937	1,696,335	2/27/2025
Audax Private Credit Fund, LLC1	Not permitted	N/A	13,712,685	13,989,288	10/30/2024
BCP Special Opportunities Fund Offshore Feeder III LP1	Not permitted	N/A	821,055	869,095	11/2/2023
DSC Meridian Credit Opportunities Onshore LP1	Quarterly2	65 Days	7,600,000	9,403,889	5/1/2023
IFRG Investor III LP1	Not permitted	N/A	2,818,223	167,092	7/28/2023
Linden Investors LP1	Quarterly2	65 Days	7,250,000	8,971,499	5/1/2023
Old Orchard Credit Fund LP1	Quarterly2	65 Days	6,250,000	7,006,778	5/31/2023
Proterra Credit Fund 3 LP1	Not permitted	N/A	2,041,072	2,004,363	8/6/2025
Seer Capital Regulatory Capital Relief Fund LP1	Not permitted	N/A	4,000,000	4,147,859	3/7/2024
TCW Direct Lending VIII, LLC1	Not permitted	N/A	8,573,540	7,519,364	8/9/2023
TCW Rescue Financing II LP1	Not permitted	N/A	3,436,205	3,295,223	9/12/2024
Whitehawk IV-Plus Onshore Fund LP1	Not permitted	N/A	2,413,828	2,673,064	6/29/2023
Totals			$68,637,545	$69,891,569

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
PURCHASE CONTRACTS	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	2/23/2026	1,425,000	1,692,615	1,686,110	(6,505)
Euro	BNP Paribas	EUR per USD	6/18/2026	144,000	160,013	171,173	11,160
Euro	BNP Paribas	EUR per USD	11/6/2026	368,000	412,344	439,189	26,845
TOTAL PURCHASE CONTRACTS					2,264,972	2,296,472	31,500

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

SALE CONTRACTS	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	10/14/2025	(14,425,000)	(16,927,738)	(16,950,514)	(22,776)
Euro	BNP Paribas	EUR per USD	10/22/2025	(688,000)	(769,402)	(808,885)	(39,484)
Euro	BNP Paribas	EUR per USD	10/22/2025	(270,000)	(299,664)	(317,440)	(17,776)
Euro	BNP Paribas	EUR per USD	10/22/2025	(20,000)	(22,380)	(23,514)	(1,134)
Euro	BNP Paribas	EUR per USD	10/30/2025	(1,250,000)	(1,485,000)	(1,470,415)	14,585
Euro	BNP Paribas	EUR per USD	11/14/2025	(14,425,500)	(16,960,060)	(16,980,916)	(20,855)
Euro	BNP Paribas	EUR per USD	11/21/2025	(30,000)	(33,465)	(35,329)	(1,864)
Euro	BNP Paribas	EUR per USD	11/21/2025	(540,000)	(601,101)	(635,925)	(34,824)
Euro	BNP Paribas	EUR per USD	11/24/2025	(70,000)	(77,840)	(82,450)	(4,610)
Euro	BNP Paribas	EUR per USD	12/15/2025	(8,389,000)	(9,893,315)	(9,892,886)	430
Euro	BNP Paribas	EUR per USD	1/22/2026	(80,000)	(89,070)	(94,496)	(5,426)
Euro	BNP Paribas	EUR per USD	1/22/2026	(330,000)	(373,324)	(389,794)	(16,470)
Euro	BNP Paribas	EUR per USD	2/20/2026	(680,000)	(760,920)	(804,469)	(43,549)
Euro	BNP Paribas	EUR per USD	2/20/2026	(550,000)	(616,367)	(650,674)	(34,307)
Euro	BNP Paribas	EUR per USD	2/23/2026	(1,505,000)	(1,673,880)	(1,780,768)	(106,888)
Euro	BNP Paribas	EUR per USD	4/22/2026	(50,000)	(55,855)	(59,273)	(3,418)
Euro	BNP Paribas	EUR per USD	4/22/2026	(270,000)	(305,368)	(320,074)	(14,706)
Euro	BNP Paribas	EUR per USD	5/22/2026	(2,134,000)	(2,393,489)	(2,533,407)	(139,918)
Euro	BNP Paribas	EUR per USD	6/18/2026	(944,000)	(1,062,000)	(1,122,136)	(60,136)
Euro	BNP Paribas	EUR per USD	7/15/2026	(475,000)	(566,438)	(565,367)	1,070
Euro	BNP Paribas	EUR per USD	7/22/2026	(290,000)	(328,131)	(345,288)	(17,157)
Euro	BNP Paribas	EUR per USD	7/22/2026	(50,000)	(55,800)	(59,532)	(3,732)
Euro	BNP Paribas	EUR per USD	8/21/2026	(360,000)	(406,328)	(429,253)	(22,925)
Euro	BNP Paribas	EUR per USD	8/24/2026	(70,000)	(78,645)	(83,478)	(4,833)
Euro	BNP Paribas	EUR per USD	10/22/2026	(50,000)	(55,975)	(59,636)	(3,661)
Euro	BNP Paribas	EUR per USD	10/22/2026	(270,000)	(307,528)	(322,032)	(14,504)
Euro	BNP Paribas	EUR per USD	11/6/2026	(1,408,000)	(1,576,960)	(1,680,374)	(103,414)
Euro	BNP Paribas	EUR per USD	11/20/2026	(2,710,000)	(3,055,445)	(3,236,111)	(180,666)
Euro	BNP Paribas	EUR per USD	11/23/2026	(80,000)	(90,200)	(95,543)	(5,343)
Euro	BNP Paribas	EUR per USD	12/23/2026	(485,000)	(518,708)	(579,946)	(61,239)
Euro	BNP Paribas	EUR per USD	1/22/2027	(240,000)	(273,224)	(287,340)	(14,116)
Euro	BNP Paribas	EUR per USD	2/22/2027	(1,486,000)	(1,641,442)	(1,781,397)	(139,955)
Euro	BNP Paribas	EUR per USD	4/22/2027	(280,000)	(320,691)	(336,483)	(15,792)
Euro	BNP Paribas	EUR per USD	5/21/2027	(60,000)	(71,550)	(72,190)	(640)
Euro	BNP Paribas	EUR per USD	5/24/2027	(90,000)	(102,285)	(108,299)	(6,014)
Euro	BNP Paribas	EUR per USD	6/4/2027	(1,976,000)	(2,242,760)	(2,378,854)	(136,094)
Euro	BNP Paribas	EUR per USD	7/22/2027	(872,000)	(1,000,404)	(1,051,878)	(51,474)
Euro	BNP Paribas	EUR per USD	7/30/2027	(2,584,000)	(2,917,853)	(3,118,073)	(200,220)

First Trust Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

SALE CONTRACTS	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/ (Sold)	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation/ (Depreciation)
Euro	BNP Paribas	EUR per USD	8/20/2027	(1,480,000)	(1,771,264)	(1,787,459)	(16,195)
Euro	BNP Paribas	EUR per USD	10/22/2027	(110,000)	(129,290)	(133,202)	(3,912)
Euro	BNP Paribas	EUR per USD	1/21/2028	(40,000)	(48,512)	(48,622)	(110)
Euro	BNP Paribas	EUR per USD	1/24/2028	(40,000)	(45,560)	(48,628)	(3,068)
Euro	BNP Paribas	EUR per USD	3/13/2028	(2,336,000)	(2,762,700)	(2,845,752)	(83,052)
Euro	BNP Paribas	EUR per USD	4/21/2028	(50,000)	(60,875)	(61,011)	(136)
Euro	BNP Paribas	EUR per USD	10/14/2025	(3,708,000)	(5,012,474)	(4,987,115)	25,359
Euro	BNP Paribas	EUR per USD	11/14/2025	(3,708,000)	(5,013,216)	(4,987,407)	25,809
Euro	BNP Paribas	EUR per USD	10/14/2025	(8,623,500)	(908,157)	(916,884)	(8,726)
Euro	BNP Paribas	EUR per USD	11/14/2025	(8,623,500)	(909,911)	(918,604)	(8,693)
TOTAL SALE CONTRACTS					(86,672,564)	(88,279,123)	(1,606,559)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(84,407,592)	$(85,982,651)	$(1,575,059)

EUR – Euro

See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED PORTFOLIO COMPOSITION
As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Cayman Islands	$2,270,269	0.5%
Denmark	5,228,494	1.2%
European Union	58,291,541	13.4%
Spain	8,597,798	2.0%
Sweden	1,601,484	0.4%
United Kingdom	9,861,849	2.3%
United States	384,111,129	87.2%
Total Investments	469,962,564	107.0%
Liabilities in Excess of Other Assets	(30,752,695)	(7.0)%
Total Net Assets	$439,209,869	100.0%

* This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	16.0%
Bank Loans	29.9%
Closed-End Funds	0.4%
Collateralized Loan Obligations	29.4%
Private Investment Vehicles
Investment Partnerships	11.0%
Non-Listed Business Development Companies	4.9%
Private Collateralized Loan Obligations	3.9%
Total Private Investment Vehicles	19.8%
Warrants	0.1%
Short-Term Investments	11.4%
Total Investments	107.0%
Liabilities in Excess of Other Assets	(7.0)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments in securities, at fair value
Unaffiliated investments (cost $401,959,817)	$409,334,308
Affiliated investments (cost $64,069,057)	60,628,256
Cash	1,041,832
Foreign currency, at value (cost $90,653)	116,169
Unrealized appreciation on forward foreign currency exchange contracts	105,258
Receivables:
Interest and dividends	3,588,858
Investment securities sold	1,762,075
Fund shares sold	769,050
Due from Investment Adviser	210,826
Prepaid expenses	64,766
Total assets	477,621,398
Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	1,680,317
Payables:
Fund shares redeemed	25,564,104
Investment securities purchased	10,483,608
Investment Management Fee	514,809
Distribution fees – Class A (Note 3)	290
Distribution fees – Class I (Note 3)	47,872
Audit fees	31,179
Tax services fees	27,553
Unused line of credit fees (Note 14)	17,719
Custody fees	11,396
Legal fees	7,379
Fund services expense	6,542
Shareholder reporting fees	4,547
Trustees’ fees and expenses	2,097
Accrued other expenses	12,117
Total liabilities	38,411,529
Commitments and contingencies (Note 3 & Note 13)
Net Assets	$439,209,869
Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$443,605,402
Total distributable earnings (accumulated deficit)	(4,395,533)
Net Assets	$439,209,869
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$347,131
Shares of beneficial interest issued and outstanding	34,254
Net asset value, offering and redemption price per share	$10.13
Maximum sales charge (4.50% of offering price)*	$0.48
Maximum offer price to public	$10.61
Class I Shares:
Net assets applicable to shares outstanding	$438,862,738
Shares of beneficial interest issued and outstanding	43,152,915
Net asset value, offering and redemption price per share	$10.17

* Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 12 months of the date of purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Interest	$13,229,197
Interest from affiliated issuers	4,424,894
Dividends	786,632
Dividends from affiliated issuers	121,928
Payment-in-kind interest	439,738
Total investment income	19,002,389
Expenses:
Investment Management Fee	2,887,233
Pricing and research expense	234,147
Distribution fees – Class I (Note 3)	343,381
Distribution fees – Class A (Note 3)	188
Fund services expense	142,591
Interest expense (Note 14)	119,475
Legal fees	88,646
Audit fees	52,066
Shareholder reporting fees	44,453
Registration fees	37,525
Unused line of credit fee (Note 13)	34,111
Trustees’ fees and expenses	33,774
Chief Compliance Officer fees	17,058
Custody fees	14,061
Tax services fees	7,392
Insurance fees	3,151
Miscellaneous	19,214
Total expenses	4,078,466
Investment Management Fees waived	(461,756)
Net expenses	3,615,063
Net investment income	15,387,326
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,231,644
Investments in affiliated issuers	93,993
Forward foreign currency exchange contracts	(3,451,107)
Foreign currency transactions	(15,530)
Net realized gain (loss)	(2,141,000)
Net change in unrealized appreciation/depreciation on:
Investments	5,708,390
Investments in affiliated issuers	106,260
Forward foreign currency exchange contracts	(606,224)
Foreign currency transactions	(1,931)
Net change in unrealized appreciation/depreciation	5,206,495
Net realized and unrealized gain (loss) on investments, forward foreign currency exchange contracts and forward contracts	3,065,495
Net Increase in Net Assets from Operations	$18,452,821
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$15,387,326	$26,510,640
Net realized gain (loss) on investments, investments in affiliated issuers, forward foreign currency exchange contracts and foreign currency transactions	(2,141,000)	718,970
Net change in unrealized appreciation/depreciation on investments, investments in affilliated issuers, forward foreign currency exchange contracts and foreign currency translations	5,206,495	(5,312,326)
Net increase in net assets resulting from operations	18,452,821	21,917,284
Distributions to Shareholders:
Distributions:
Class A	(16,123)	(15,557)
Class I	(20,660,777)	(27,155,828)
Total distributions to shareholders	(20,676,900)	(27,171,385)
Capital Transactions:
Net proceeds from shares sold:
Class A	109,404	234,773
Class I	88,689,242	277,067,453
Reinvestment of distributions:
Class A	662	4,918
Class I	2,236,095	1,134,032
Cost of shares redeemed:
Class I	(37,029,856)	(48,447,273)
Net increase in net assets from capital transactions	54,005,547	229,993,903
Total increase in net assets	51,781,468	224,739,802
Net Assets:
Beginning of period	387,428,401	162,688,599
End of period	$439,209,869	$387,428,401
Capital Share Transactions:
Shares sold:
Class A	10,919	22,682
Class I	8,750,764	26,847,721
Shares reinvested:
Class A	65	482
Class I	221,343	110,389
Shares redeemed:
Class I	(3,639,979)	(4,704,952)
Net increase in capital share transactions	5,343,112	22,276,322
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$18,452,821
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(146,880,740)
Sales of long-term portfolio investments	102,370,300
Change in short-term investments, net	(6,809,833)
Payment-in-kind interest added to pricipal amount of investment	(439,738)
Net amortization on investments	(317,002)
Net realized (gain) loss	2,141,000
Net change in unrealized appreciation/depreciation	(5,206,495)
(Increase) Decrease in operating Assets:
Interest and Dividends	(533,344)
Due from Investment Adviser	(210,826)
Prepaid expenses	(27,665)
Increase (Decrease) in operating Liabilities
Investment Management Fee	149,716
Audit fees	(23,434)
Legal fees	(14,579)
Distribution fees – Class A (Note 3)	131
Distribution fees – Class I (Note 3)	11,408
Tax services fees	(720)
Shareholder reporting fees	4,547
Fund services expense	(61,455)
Chief Compliance Officer fees	(2,715)
Interest payable (Note 14)	(1,630)
Custody fees	11,396
Trustees’ fees and expenses	1,274
Unused line of credit fees (Note 14)	15,600
Accrued other expenses	(22,443)
Net cash provided by (used in) operating activities	(37,394,426)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	88,744,337
Dividends paid to shareholders, net of reinvestments	(18,440,143)
Cost of shares redeemed	(24,781,991)
Draw on Line of Credit	27,500,000
Paydown on line of credit	(35,500,000)
Net cash provided by (used in) financing activities	37,522,203
Net increase in cash and foreign currency	127,777
Effect of foreign exchange rate changes on cash	2,459
Cash and cash in foreign currency:
Beginging of period balances:
Cash	274,745
Cash denominated in foreign currency, at value	753,020
Total beginning of period balances	1,027,765
Cash and foreign currency at end of period	$1,158,001
End of Period Balances
Cash	$1,041,832
Cash denominated in foreign currency, at value	116,169
Total end of period balances	$1,158,001
Supplemental disclosure of non-cash activities:
Reinvested divideds	$2,236,757
Supplemental disclosure of cash flow information:
Interest paid	$128,649
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Period June 6, 2023* Through March 31, 2024
Net asset value, beginning of period	$10.20	$10.45	$10.00
Income (Loss) from Investment Operations:
Net investment income1	0.36	0.99	0.85
Net realized and unrealized gain (loss)	0.08	(0.13)	0.35
Total from investment operations	0.44	0.86	1.20
Less Distributions:
From net investment income	(0.51)	(1.09)	(0.72)
From net realized gain	—	(0.02)	(0.03)
Total distributions	(0.51)	(1.11)	(0.75)
Net asset value, end of period	$10.13	$10.20	$10.45
Total return2	4.43%3	8.66%	10.59%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	347	237	1
Ratio of expenses to average net assets (excluding interest expense, and unused line of credit fees):
Before fees waived and expenses absorbed4	1.83%5	1.92%	2.30%5
After fees waived and expenses absorbed4	1.83%5	1.92%	2.30%5
Ratio of net investment income (loss) to average net assets (excluding interest expense and unused line of credit fees):
Before fees waived and expenses absorbed6	7.08%5	9.58%	10.06%5
After fees waived and expenses absorbed6	7.08%5	9.58%	10.06%5
Ratio of expenses to average net assets (including interest expense and unused line of credit fees):
Before fees waived and expenses absorbed4	1.90%5	1.99%	2.30%5
After fees waived and expenses absorbed4	1.90%5	1.99%	2.30%5
Ratio of net investment income (loss) to average net assets (including interest expense and unused line of credit fees):
Before fees waived and expenses absorbed6	7.15%5	9.65%	10.06%5
After fees waived and expenses absorbed6	7.15%5	9.65%	10.06%5
Portfolio turnover rate	26%3	27%	25%3
Total amount outstanding (000’s omitted)
Secured credit facility	$—	$8,000	$—
Asset coverage per $1,000 of borrowings7:
Secured credit facility	$—	$49,429	$—

* Commencement of public offering.
1 Based on average shares outstanding for the period.
2 Total return would have been higher/lower had fees not been recovered/waived by the Investment Adviser. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class A Shares.
3 Not annualized.
4 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
5 Annualized.
6 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
7 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period May 9, 2022* Through March 31, 2023
Net asset value, beginning of period	$10.24	$10.45	$10.08	$10.00
Income (Loss) from Investment Operations:
Net investment income1	0.37	1.02	0.96	0.54
Net realized and unrealized gain (loss)	0.07	(0.14)	0.35	(0.20)
Total from investment operations	0.44	0.88	1.31	0.34
Less Distributions:
From net investment income	(0.51)	(1.07)	(0.91)	(0.25)
From net realized gain	—	(0.02)	(0.03)	(0.01)
Total distributions	(0.51)	(1.09)	(0.94)	(0.26)
Net asset value, end of period	$10.17	$10.24	$10.45	$10.08
Total return2	4.43%3	8.80%	13.77%	3.37%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$438,863	$387,191	$162,687	$31,010
Ratio of expenses to average net assets (excluding interest expense, commitment fees and unused line of credit fees and tax service fess):
Before fees waived and expenses absorbed4	1.87%5	1.91%	2.35%	5.46%5
After fees waived and expenses absorbed4	1.65%5	1.65%	1.65%	1.65%5
Ratio of net investment income (loss) to average net assets (excluding interest expense, commitment fees and unused line of credit fees and tax service fess):
Before fees waived and expenses absorbed6	7.04%5	9.59%	8.61%	2.22%5
After fees waived and expenses absorbed6	7.26%5	9.85%	9.31%	6.03%5
Ratio of expenses to average net assets (including interest expense, commitment fees and unused line of credit fees and tax service fess):
Before fees waived and expenses absorbed4	1.94%5	1.98%	2.35%	5.46%5
After fees waived and expenses absorbed4	1.72%5	1.72%	1.65%	1.65%5
Ratio of net investment income (loss) to average net assets (including interest expense, commitment fees and unused line of credit fees and tax service fess):
Before fees waived and expenses absorbed6	7.11%5	9.66%	8.61%	2.22%5
After fees waived and expenses absorbed6	7.33%5	9.92%	9.31%	6.03%5
Portfolio turnover rate	26%3	27%	25%	46%3
Total amount outstanding (000’s omitted)
Secured credit facility	$—	$8,000	$—	$—
Asset coverage per $1,000 of borrowings7:
Secured credit facility	$—	$49,429	$—	$—

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Total return would have been higher/lower had fees not been recovered/waived by the Investment Adviser. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Class I Shares.
3 Not annualized.
4 Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.
5 Annualized.
6 Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.
7 Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to Consolidated Financial Statements.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Private Credit Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated August 16, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser to the Fund. The Investment Adviser is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share Classes: Class A Shares and Class I Shares.
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a diverse portfolio of private credit instruments. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Adviser and one or more Sub-Adviser (as defined in Note 3 below), in percentages determined at the discretion of the Investment Adviser. The Investment Adviser and Sub-Advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment vehicles (“Private Investment Vehicles”) and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of Class I Shares on September 6, 2022 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since June 6, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board”, and the members thereof, the “Trustees”). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.
(a) Consolidation
FTPCF Cayman Sub1 Ltd., is a wholly owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTPCF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in consolidation. The FTPCF Cayman Sub1 Ltd. is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2025, the net assets of FTPCF Cayman Sub1 Ltd. were $70,681,825, representing 16.09% of the Fund’s consolidated total net assets.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

FTPCF Cayman Sub1 Ltd. is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. FTPCF Cayman Sub1 Ltd. has elected to be disregarded as an entity separate from the Fund for U.S. federal income tax purposes.
Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its Consolidated Financial Statements. The preparation of Consolidated Financial Statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Financial Statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short,

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to U.S. Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in Private Investment Vehicles (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each Private Investment Vehicle in accordance with such Private Investment Vehicle’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such Private Investment Vehicle based on the most recent final or estimated value reported by the Private Investment Vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a Private Investment Vehicle. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Private Investment Vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular Private Investment Vehicle under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Private Investment Vehicles
Private Investment Vehicles generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Vehicles, it will bear its pro rata portion of the Private Investment Vehicles’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Vehicle in which the Fund invests has its own investment risks, and those risks can affect the value of such Private Investment Vehicle’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a Private Investment Vehicle will be achieved. A Private Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Vehicle at a time that is unfavorable to the Fund. In addition, one Private Investment Vehicle may buy the same securities that another Private Investment Vehicle sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, which are subject to the risk of foreign exchange rate fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.
(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Some or all of the interest payments of a loan or preferred equity may be structured in the form of paid-in-kind (“PIK”), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.
Collateralized loan obligations (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securities Financial Assets. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity securities in the Consolidated Statement of Operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.
(f) Federal Income Taxes
The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for six months. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for Consolidated Financial Statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from six months in which the income and realized gains and losses are recorded by the Fund.
ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the Consolidated Financial Statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, based on the statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 10% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during six months from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for Consolidated Financial Statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during six months, as well as the remaining net capital gain realized during six months. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(h) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

performance is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Agreement”) with the Investment Adviser. Pursuant to the Agreement, the Fund pays the Investment Adviser a monthly fee (the “Investment Management Fee”), in arrears, equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end, subject to certain adjustments.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization and extraordinary expenses (such as litigation expenses)) do not exceed 2.40% and 1.65% of the net assets on an annualized basis of Class A Shares and Class I Shares, respectively (the “Expense Limit”). The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Adviser until April 29, 2026. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment.
For six months ended September 30, 2025, the Investment Adviser has waived $461,756 in Investment Management fees for Class I Shares. At September 30, 2025, the amount of these potentially recoverable expenses was $2,087,281. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of year stated below:
2026	$411,518
2027	530,751
2028	683,256
2029	461,756
Total	$2,087,281
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Adviser and one or more Sub-Advisers in percentages determined at the discretion of the Investment Adviser. During six months ended September 30, 2025, the Investment Adviser has engaged Mount Logan Management, LLC (“Mount Logan”) and Palmer Square Capital Management LLC (“Palmer Square”) (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund. Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Mount Logan, Mount Logan receives a portfolio management fee equal to 1.00% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Palmer Square, Palmer Square receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Effective July 1, 2025 Palmer Square’s portfolio management fee was revised to 0.45% on an annualized basis of their portion of the Fund’s average daily net assets, subject to certain adjustments. Each Sub-Adviser’s fee is paid by the Investment Adviser out of the Investment Management Fee.
The Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plans allow the Fund to pay distribution and servicing fees for the sale and servicing of its Class A Shares and Class I Shares. Under the Distribution and Service Plan for Class A Shares, the Fund is permitted to pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and under the Distribution and Service Plan for Class I Shares, the Fund is permitted to pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (collectively, the “Distribution and Servicing Fee”) to qualified recipients. The Fund or the Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Share class and decreases the net profits or increases the net losses of such Share class.
First Trust Portfolios L.P. (the “Distributor”), an affiliate of the Investment Adviser, serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS or Investment Adviser. For six months ended September 30, 2025, the Fund’s fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for six months ended September 30, 2025 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes substantially all of its income and gains each year.
At September 30, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$466,378,167
Gross unrealized appreciation	$17,076,410
Gross unrealized depreciation	$(13,492,013)
Net unrealized appreciation on investments	$3,584,397

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The difference between cost amounts for Consolidated Financial Statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions. As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$1,491,426
Undistributed long-term capital gains	—
Accumulated capital and other losses	(681,440)
Net unrealized appreciation on investments	(2,976,934)
Other temporary differences	(4,506)
Total accumulated earnings (deficit)	$(2,171,454)
The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:
Distribution paid from:	2025	2024
Ordinary income	$26,942,238	$6,940,804
Net long-term capital gains	229,147	39,577
Total taxable distributions	$27,171,385	$6,980,381
Note 5 — Investment Transactions
For six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $146,880,740 and $102,370,300, respectively.
Note 6 — Redemption Fee
The Fund may impose a maximum deferred sales charge of 1.25% of the total redemption amount on Class A Shares redeemed within 12 months of the date of purchase. For six months ended September 30, 2025, the Fund received $0 in deferred sales charges.
Note 7 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements cannot be known; however, the Fund expects any risk of loss from such claims to be remote.
Note 8 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Shares outstanding, but if the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
If Shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender Shares in an amount exceeding the repurchase offer amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

accept all shares tendered for repurchase by Shareholders who own less than $1,000 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an Individual Retirement Account (IRA) or other qualified retirement plan. It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.
The results of the repurchase offers conducted during six months ended September 30, 2025 are as follows:
	Repurchase offer	Repurchase offer
Commencement Date	May 30, 2025	August 29, 2025
Repurchase Request Date	June 30, 2025	September 30, 2025
Repurchase Pricing Date	June 30, 2025	September 30, 2025
Net Asset Value as of Repurchase Pricing Date
Class A Shares	$10.15	$10.13
Class I Shares	$10.18	$10.17
Amount Repurchased
Class A Shares	$—	$—
Class I Shares	$1,126,302	$2,513,678
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	2.74%	5.51%
Note 9 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $41,611,080 are excluded from the fair value hierarchy as of September 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets:
Investments, at fair value
Asset-Backed Securities	$—	$—	$70,283,003	$70,283,003
Bank Loans	—	30,211,537	101,214,427	131,425,964
Closed-End Funds	1,526,130	—	—	1,526,130
Collateralized Loan Obligations	—	129,078,340	—	129,078,340
Private Investment Vehicles
Investment Partnerships	—	—	33,696,978	33,696,978
Private Collateralized Loan Obligations	—	—	11,447,853	11,447,853
Warrants	—	624,357	—	624,357
Short-Term Investments	50,268,859	—	—	50,268,859
Subtotal	$51,794,989	$159,914,234	$216,642,261	$428,351,484
Private Investment Vehicles
Investment Partnerships				14,685,939
Non-Listed Business Development Companies				21,508,652
Private Collateralized Loan Obligations				5,416,489
Total investments				$469,962,564
Other Financial Instruments
Forward foreign currency exchange contracts*	$—	$105,258	$—	$105,258
Total Assets:	$51,794,989	$160,019,492	$216,642,261	$470,067,822

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments
Forward foreign currency exchange contracts*	$—	$1,680,317	$—	$1,680,317
Total Liabilities:	$—	$1,680,317	$—	$1,680,317

*
Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation).

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Collateralized Loan Obligations	Private Investment Vehicles
Balance as of March 31, 2025	$—	$97,555,111	$5,027,500	$29,213,266
Transfers Into Level 3	59,639,388	—	—	3,496,124
Transfers Out of Level 3	—	—	—	—
Total gains (losses) for the period	21,192	21,674	(5,000)	2,817,278
Purchases	18,785,630	41,812,160	2,800,000	10,074,288
Sales	(8,163,207)	(38,174,518)	(7,822,500)	(456,125)
Balance as of September 30, 2025	$70,283,003	$101,214,427	$—	$45,144,831
Change in unrealized gains (losses) for the period for assets held at the end of the reporting period	$3,304,279	$(189,019)	$(60)	$2,817,278
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Asset-Backed Securities	38,179,319	Discounted Cash Flow	Discount Margin, CDR	6.30 – 8.90%, 0.10 – 0.85%	7.40%, 0.55%	Decrease
	32,103,684	Discounted Cash Flow	WAVG CDR, Discount Margin, Correlation,WAVG Pool Credit Spread	5.62 – 8.00%, 0.10 – 0.87%, 50%, 29 – 85	7.25%, 0.61%, 50%, 48	Decrease
Bank Loans	363,280	Asset Approach	Expected Remaining Distributions	N/A	N/A	Increase
	44,412,577	Discounted Cash Flow	Discount Rates	8.55 – 21.96%	12.12%	Increase
	43,758,791	Income Approach	Market Yield	6.77 – 12.57%	8.37%	Increase
	3,769,779	Liquidation Approach	Expected Sale Proceeds	N/A	N/A	Increase
	8,910,000	Transaction Price	Transaction Price	N/A	N/A	Increase
Private Investment Vehicles	34,302,171	Adjusted Net Asset Value	Reported Net Asset/ Fair Value Adjustments	N/A	N/A	Increase
	2,508,684	Discounted Cash Flow	Discount Rates	18.20%	18.20%	Decrease
	8,166,885	Discounted Cash Flow	Discount Factor	0.869 – 0.9896	0.9293	Decrease
	167,091	Enterprise Valuation	EBITDA Multiple	6.9x	6.9x	Increase

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 10 — Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2025.
Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
Closed-End Funds
Palmer Square Capital BDC, Inc.	124,379	$2,166,738	$—	$(534,906)	$—	$(94,949)	$(10,753)	$1,526,130	$120,560	$—
Collateralized Loan Obligations
Mount Logan Funding LP
Series 2018-1A, Class ER, 13.012% (3-Month Term SOFR+872 basis points), 1/22/20331,2,4	—	599,112	—	(579,000)	—	(11,700)	(8,412)	—	—	20,475
Series 2018-1A, Class SUBR, 19.856%, 1/22/20331,2,3,5,6	1,926,983	988,911	—	—	—	—	36,712	1,025,623	—	—
Palmer Square European Loan Funding
Series 2023-1X, Class FR, 10.296% (3-Month Euribor+827 basis points), 1/15/20381,4,5,8	500,000	538,671	—	—	—	—	32,425	571,096	—	33,596
Series 2023-1X, Class SUB, 0.000%, 11/15/20321,2,3,5,6,7,8	600,000	—	(146,113)	—	—	—	146,113	—	—	148,578
Series 2023-1X, Class SUB, 15.000%, 1/15/20381,2,3,5,6,7,8	1,050,000	863,748	—	—	—	—	10,924	874,672	—	101,892
Series 2023-2X, Class SUB, 15.000%, 1/15/20331,2,3,5,6,7,8	900,000	905,655	—	—	—	—	(33,370)	872,285	—	105,552
Series 2023-2X, Class SUB, 15.000%, 10/15/20361,2,3,5,6,7,8	1,450,000	1,107,397	—	—	—	—	(30,441)	1,076,956	—	93,542
Series 2023-3X, Class SUB, 15.000%, 5/15/20331,2,3,5,6,7,8	1,000,000	965,230	—	—	—	—	(21,755)	943,475	—	134,686
Series 2024-1X, Class SUB, 15.000%, 5/15/20371,2,3,5,6,7,8	2,000,000	2,034,274	—	—	—	—	(28,181)	2,006,093	—	171,788
Series 2024-1X, Class SUB, 15.000%, 8/15/20331,2,3,5,6,7,8	2,500,000	2,135,816	—	—	—	—	73,811	2,209,627	—	323,815
Series 2024-2X, Class SUB, 15.000%, 10/15/20371,2,3,5,6,7,8	2,825,000	2,924,332	—	(8,932)	5,986	—	147,918	3,069,304	—	316,703
Series 2024-2X, Class SUB, 15.000%, 5/15/20341,2,3,5,6,7,8	4,000,000	3,750,527	—	—	—	—	114,427	3,864,954	—	642,083
Series 2024-3X, Class SUB, 15.000%, 5/15/20343,6,7,10,13,14	2,000,000	2,076,798	—	—	—	—	67,360	2,144,158	—	325,900
Series 2025-1X, Class SUB, 11.652%, 10/15/20341,2,3,5,6,7,8	1,000,000	1,081,315	—	—	—	—	92,669	1,173,984	—	31,489
Series 2025-1X, Class SUB, 16.500%, 10/15/20391,2,3,5,6,7,8	1,250,000	1,216,479	—	—	4,482	—	77,356	1,298,317	—	28
Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/20381,4,5,8	475,000	—	528,557	—	—	—	17,347	545,904	—	—

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
Series 2025-2X, Class SUB, 0.000%, 7/15/20381,2,3,5,6,7,8	—	$1,613,878	$—	$(1,729,113)	$1,041	$201,667	$(87,473)	$—	$—	$134,379
Series 2025-2X, Class SUB, 12.136%, 7/15/20381,2,3,5,6,7,8	1,500,000	—	1,651,718	—	1,885	—	32,228	1,685,831	—	28,294
Series 2025-2X, Class SUB, 6.693%, 2/15/20351,2,3,5,6,7,8	2,000,000	—	2,233,389	—	—	—	117,596	2,350,985	—	83,985
Series 2025-3X, Class SUB, 0.000%, 7/15/20351,2,3,5,6,7,8	1,250,000	—	1,482,448	—	—	—	(14,967)	1,467,481	—	—
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class E, 12.074% (3-Month Term SOFR+777 basis points), 10/15/20291,2,4,5	—	1,005,014	—	(1,007,000)	(210)	(1,025)	3,221	—	—	30,184
Series 2022-4A, Class SUB, 12.500%, 7/24/20311,2,3,5,6	450,000	393,854	—	(102,463)	—	—	41,985	333,376	—	18,641*
Series 2023-1A, Class SUB, 0.000%, 7/20/20311,2,3,5,6	825,000	20,170	(270,145)	—	—	—	249,975	—	—	235,076
Series 2023-2A, Class SUB, 15.000%, 1/25/20321,2,3,5,6	500,000	449,307	—	(86,429)	—	—	38,339	401,217	—	25,412*
Series 2023-2A, Class SUB, 15.000%, 7/20/20381,2,3,5,6	500,000	510,175	—	(56,200)	—	—	(47,800)	406,175	—	25,277*
Series 2023-3A, Class SUB, 10.916%, 1/20/20371,2,3,5,6	500,000	472,204	—	(18,800)	—	—	19,916	473,320	—	17,318*
Series 2023-4A, Class SUB, 15.000%, 10/20/20371,2,3,5,6	1,250,000	1,187,552	—	(87,409)	—	—	89,997	1,190,140	—	79,488*
Series 2024-1A, Class E, 10.888% (3-Month Term SOFR+657 basis points), 10/15/20321,2,4,5	250,000	248,293	—	—	202	—	(7,258)	241,237	—	13,636
Series 2024-1A, Class SUB, 15.000%, 10/15/20321,2,3,5,6	2,510,000	2,236,771	—	(390,813)	—	—	60,425	1,906,383	—	114,654*
Series 2024-1A, Class SUB, 15.000%, 4/15/20371,2,3,5,6	1,540,000	1,463,089	—	—	—	—	(220,081)	1,243,008	—	96,057
Series 2024-2A, Class SUB, 15.000%, 1/15/20331,2,3,5,6	3,000,000	3,006,631	—	(296,570)	—	—	(177,351)	2,532,710	—	147,610*
Series 2024-2A, Class SUB, 15.000%, 7/20/20371,2,3,5,6	3,000,000	2,633,826	—	—	—	—	(215,975)	2,417,851	—	189,228
Series 2024-3A, Class SUB, 14.500%, 8/8/20321,2,3,5,6	3,000,000	2,752,268	—	(423,657)	—	—	53,394	2,382,005	—	130,101*
Series 2024-3A, Class SUB, 16.500%, 7/20/20371,2,3,5,6	2,000,000	1,903,530	—	—	—	—	(191,099)	1,712,431	—	149,257
Series 2024-4A, Class SUB, 15.000%, 1/15/20381,2,3,5,6	3,000,000	3,041,705	—	—	—	—	(321,711)	2,719,994	—	189,508
Series 2025-1A, Class SUB, 12.395%, 2/15/20331,2,3,5,6	4,150,000	4,150,000	—	(413,039)	—	—	(64,429)	3,672,532	—	137,156*
Series 2025-1A, Class SUB, 14.500%, 4/20/20381,2,3,5,6	2,250,000	2,261,814	—	—	—	—	(16,932)	2,244,882	—	—
Series 2025-2A, Class SUB, 11.665%, 7/20/20381,2,3,5,6	2,000,000	—	2,000,000	—	—	—	29,523	2,029,523	—	23,253
Series 2025-2A, Class SUB, 8.090%, 7/15/20331,2,3,5,6	2,625,000	—	2,625,000	—	—	—	9,452	2,634,452	—	61,007

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Amortization	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Interest Income
Series 2025-3A, Class SUB, 13.089%, 7/20/20381,2,3,5,6	1,000,000	$—	$1,000,000	$—	$—	$—	$11,050	$1,011,050	$—	$17,395
Series 2025-4A, Class SUB, 13.035%, 10/20/20381,2,3,5,6	1,500,000	—	1,500,000	—	—	—	—	1,500,000	—	27,851
Private Investment Vehicles
BCP Special Opportunities Offshore Feeder III LP5,9,10	N/A	308,973	619,784	(89,746)	—	—	30,084	869,095	1,368	—
	64,201,363	$53,014,057	$13,224,638	$(5,824,077)	$13,386	$93,993	$106,259	$60,628,256	$121,928	$4,424,894

* This amount includes adjustments to reflect distributions as return of capital.
1 Callable.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 Affiliated company.
6 CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The Fund monitors the effective yield and residual value for each CLO equity position held within the Fund’s portfolio on a quarterly basis. The residual value also known as the equity or residual tranche is the portion of the CLO’s assets remaining after all debt obligations have been fully satisfied. The effective yield and investment cost may ultimately not be realized.
7 Principal Amount denoted in local currency.
8 Foreign security denominated in U.S. Dollars.
9 Investment does not issue shares.
10 Investment valued using net asset value per share as practical expedient.
Note 11 — Derivatives and Hedging Disclosures
ASC 815, Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2025, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Assets:
Foreign exchange	$105,258	$105,258
	$105,258	$105,258

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

	Forward Foreign Currency Exchange Contracts	Total
Liabilites:
Foreign exchange	$(1,680,317)	$(1,680,317)
	$(1,680,317)	$(1,680,317)
The effects of derivative instruments on the Consolidated Statement of Operations for six months ended September 30, 2025, by risk category are as follows:
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) on Derivatives
Foreign exchange	$(3,451,107)	$(3,451,107)
	$(3,451,107)	$(3,451,107)
	Derivatives not designated as hedging instruments
	Forward Foreign Currency Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Foreign exchange	$(606,224)	$(606,224)
	$(606,224)	$(606,224)
Realized gains and losses related to derivative financial instruments are recognized as part of realized gain/loss on the statement of cash flows.
The notional amount and the number of contracts as of September 30, 2025 are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments are as follows:
Derivatives not designated as hedging instruments
Forward foreign currency exchange contracts	Notional amount	$(76,727,870)
Note 12 — Disclosures about Offsetting Assets and Liabilities
ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.
The Fund mitigates credit risk with respect to over-the-counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:
		Gross Amounts Recognized in Consolidated Statement of Assets and Liabiliaties	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
	Counterparty		Finacial Instruments*	Cash Collateral**	Net Amount
Forward foreign currency exchange contracts – assets	BNP Paribas	$105,258	$(105,258)	$—	$—
Forward foreign currency exchange contracts – liabilities	BNP Paribas	$(1,680,317)	$105,258	$—	$(1,575,059)

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Adviser to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
Note 13 — Commitments
Bank Loans, Collateralized Loan Obligations and Private Investment Vehicles may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2025, are as follows:
Unfunded Commitment
Bank Loans
Accordian Partners, LLC	$73,043
Accuary, Inc	500,000
Accuray, Inc.	500,000
CB Buyer, Inc.	634,681
CB Buyer, Inc.	394,750
Craftmark Bakery Holdings, LLC	410,256
Craftmark Bakery Holdings, LLC	633,866
Dentive, LLC	1,369,500

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Unfunded Commitment
Fenix Topco, LLC	$7,901
Fenix Topco, LLC	332,043
Fertility (ITC) Buyer, Inc.	415,658
IDC Infusion Services, Inc.	64,935
Medical Technology Solutions, LLC	1,250,000
Medical Technology Solutions, LLC	375,000
Minds + Assembly, LLC	169,271
NMA Holdings, LLC	432,353
NMA Holdings, LLC	352,941
PhyNet Dermatology, LLC	1,015,124
PhyNet Dermatology, LLC	517,241
Riccobene Associates	415,426
Riccobene Associates	135,318
Riskonnect Parent, LLC	4,000,000
Royal Palm Equity Partners I LP	361,005
Sepro Holdings, LLC	432,836
South Florida ENT Associates	77,262
Summit Spine & Joint Centers	829,187
Summit Spine & Joint Centers	389,718
Tank Holding Corp.	15,409
Taoglas Group Holdings Limited	11,621
Collateralized Loan Obligations
Arini U.S. CLO Ltd.	1,000,000
Neuberger Berman Loan Advisers CLO Ltd.	5,200,000
Private Investment Vehicles
Investment Partnerships
Arbour Lane Credit Opportunity Fund IV LP	3,276,555
BCP Special Opportunities Offshore Feeder III LP	2,199,729
Blue Torch Offshore Credit Opportunitites Fund IV LP	12,000,000
Proterra Credit Fund 3 LP	2,966,129
TCW Rescue Financing II LP	4,495,806
Whitehawk IV-Plus Onshore Fund LP	600,000
Non-Listed Business Development Companies
Audax Private Credit Fund, LLC	5,287,316
TCW Direct Lending VIII, LLC	3,644,649
Private Collateralized Loan Obligations
Ares Capital Corp.	786,254
Fortress Credit Opportunities CLO, LLC	1,678,320
GPG Loan Funding, LLC	1,251,750

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Unfunded Commitment
NXT Capital CLO, LLC	$4,044,000
Silver Point Loan Funding, LLC	235,272
$64,782,125

Note 14 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $12,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is March 30, 2026. Effective June 16, 2025 the Fund obtained a temporary increase in the maximum revolving commitment by $20,000,000 (from 5,000,000 to $25,000,000) through and including September 14, 2025, and thereafter set the maximum Revolving Commitment at $12,000,000. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements including maintaining a loan to value ratio of 3 to 1 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For six months ended September 30, 2025, the Fund incurred costs related to the quarterly average daily unused portion of the revolving commitment (“Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 50 days the Fund had outstanding borrowings were 7.220%, $3,316,940, $25,000,000, and $128,649, respectively. As of September 30, 2025, the Fund had no outstanding principal balance.
Note 15 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of September 30, 2025, the Shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding Shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co.	74.0%
The Fund has no knowledge as to whether all or any portion of the Shares owned of record are also owned beneficially.
Note 16 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.

First Trust Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 17 — Events Subsequent to the Period End
In preparing these Consolidated Financial Statements, management has evaluated subsequent events through the date of issuance of the Consolidated Financial Statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the Consolidated Financial Statements.

First Trust Private Credit Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

Board Consideration of Sub-Advisory Agreements
At the meeting of the Board of Trustees (the “Board” and members thereof, the “Trustees”) held on June 4 – 5, 2025 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved (i) the continuation of the investment sub-advisory agreement between First Trust Capital Management L.P. (the “Investment Manager”), Mount Logan Management, LLC (“Mount Logan”) and the Fund (the “Mt. Logan Agreement”) and (ii) an amended and restated investment sub-advisory agreement among the Investment Manager, Palmer Square Capital Management, LLC (“Palmer Square” and together with Mount Logan, the “Sub-Advisers”) and the Fund (the “Palmer Square Agreement” and together with the Mt. Logan Agreement, the “Sub-Advisory Agreements”).
In advance of the Meeting, the Independent Trustees requested and received materials from the Advisers to assist them in considering the approval of the Sub-Advisory Agreements. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve either Sub-Advisory Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with their independent counsel for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Sub-Advisers to the Fund under the Sub-Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Sub-Advisers to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Sub-Advisers who provide the investment advisory and administrative services to the Fund. The Board determined that the Sub-Advisers’ portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Sub-Advisers’ compliance policies and procedures, including those used by the Investment Manager to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.
PERFORMANCE
The Board considered the investment performance of the Sub-Advisers with respect to the Fund, noting that the Sub-Advisers also act as investment adviser to certain funds with a similar investment objective and strategy. The Board further considered the Fund’s performance against a relevant index, and noted that the Fund outperformed the index for the one-year period ended March 31, 2025. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.
FEES AND EXPENSES
The Board reviewed and considered the sub-advisory fee rate and total net expense ratio of the Fund, noting that the Investment Manager pays the Sub-Advisers from its fee. The Board compared the sub-advisory fees and total net expense ratio for the Fund with various comparative data, including the

First Trust Private Credit Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

fees paid by comparable sub-advisory clients of the Sub-Advisers. The Board concluded that the sub-advisory fees payable to each Sub-Adviser and total net expense ratio were reasonable and satisfactory in light of the services provided by the Sub-Advisers.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the advisory fees under the investment management agreement and the fees paid by the Investment Manager to the Sub-Advisers under the Sub-Advisory Agreements, neither of which included breakpoints. It took into account the Investment Manager’s and Sub-Advisers’ assertions that that breakpoints were not necessary at current asset levels, but it would re-evaluate as assets grew. The Board considered the Fund’s advisory fees and the fees paid by the Investment Manager to the Sub-Advisers and concluded that such fees were reasonable and satisfactory in light of the services provided.
PROFITABILITY OF SUB-ADVISERS
The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and Sub-Advisers from their relationships with the Fund. The Board also reviewed the Investment Manager’s and Sub-Advisers’ financial condition and noted that each appeared stable. The Board determined that the advisory and sub-advisory fees and the compensation to the Investment Manager and Sub-Advisers were reasonable and the financial condition of each was adequate.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Manager and Sub-Advisers from its management of the Fund including, without limitation, reputational benefits and the ability to market advisory services for similar products or other funds managed by the Investment Manager and/or Sub-Advisers in the future. The Board noted that the Investment Manager is an affiliate of the Fund’s distributor (the “Distributor”) and that the Distributor receives certain fees for its role as distributor and for other services related to the Fund that are paid by the Investment Manager. The Board further noted that the Sub-Advisers were not affiliated with the Distributor and did not derive any benefit from the Distributor’s relationship with the Fund. The Board also considered that a registered investment adviser affiliated with the Investment Manager receives additional management fees for assets held in the Fund by the affiliate registered investment adviser’s clients, noting that the Investment Manager does not participate in the management fees earned by the affiliate registered investment adviser. The Board noted that the Sub-Advisers do not have affiliations with the Fund’s transfer agent, fund accountant or custodian, and therefore, do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Sub-Advisory Agreements.
	TICKER	CUSIP
First Trust Private Credit Fund – Class I Shares	FTPCX	33741K209
First Trust Private Credit Fund – Class A Shares	FTCAX	33741K200
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.

First Trust Private Credit Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Credit Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
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Social Security number

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Account balances

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Account transactions

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Transaction history

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Wire transfer instructions

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Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Private Credit Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

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Provide account information

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Give us your contact information

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Make a wire transfer

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Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

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Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	(1) The following table provides biographical information about Robert O’Hara of First Trust Capital Management L.P. (the “Investment Adviser”), who, together with Michael Peck, Brian Murphy, Ted Goldthorpe, Henry Wang, Angie K. Long and Christopher D. Long are primarily responsible for the day-to-day portfolio management of First Trust Private Credit Fund portfolio as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Robert O’Hara	Principal, Portfolio Manager	July 2025 to Present	Principal and Portfolio Manager, First Trust Capital Management L.P. (2022 – Present); Investment Analyst and Trader, LBMC Investment Advisors (2018-2021)	Portfolio Management

(a)	(2) The following table provides information about portfolios and accounts, other than First Trust Private Credit Fund, for which the members of the Portfolio Management team listed above are primarily responsible for the day-to-day portfolio management as of the end of the period covered by this report:

Name of Portfolio Management Team Member	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Robert O’Hara	1 Account $72.4M	3 Accounts $57.5M	0 Accounts	3 Accounts $3,089M	6 Accounts $122.3M	0 Accounts

Conflicts of Interest

The Investment Adviser, the Sub-Advisers and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Adviser, a Sub-Adviser or a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Adviser seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Most other accounts managed by a Portfolio Manager are managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Adviser, a Sub-Adviser or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Adviser and Sub-Advisers have adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Adviser and Sub-Advisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)	(3) The below information is provided as of September 30, 2025.

Mr. O’Hara receives a fixed salary and a discretionary bonus, based on individual and firm level performance. In addition, he owns interests in First Trust Capital Management L.P. and receives compensation based on the overall profitability of the firm. He also participates in a 401(k) program and receives medical/dental insurance benefits on the same basis as other employees of First Trust Capital Management L.P.

(a)	(4) The following is a listing of the dollar range of shares beneficially owned by Robert O’Hara as of the end of the period covered by this report:

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Robert O’Hara	$10,001 - $50,000

(b)	Effective July 2025, Robert O’Hara was added to the Portfolio Managers in addition to the identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2025

* Print the name and title of each signing officer under his or her signature.